Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Aug. 01, 2015
Prospectus Date	Aug. 01, 2015
Short-Intermediate Bond Fund | Institutional
Prospectus:
Trading Symbol	FOSIX
Short-Intermediate Bond Fund | Institutional Plus
Prospectus:
Trading Symbol	FOSPX
Income Fund | Institutional
Prospectus:
Trading Symbol	FOINX
Income Fund | Institutional Plus
Prospectus:
Trading Symbol	FOIPX
Balanced Fund | Institutional
Prospectus:
Trading Symbol	FOBAX
Balanced Fund | Institutional Plus
Prospectus:
Trading Symbol	FOBPX
Growth Opportunities Fund | Institutional
Prospectus:
Trading Symbol	FOGRX
Growth Opportunities Fund | Institutional Plus
Prospectus:
Trading Symbol	FOGPX
Small Company Fund | Institutional
Prospectus:
Trading Symbol	FOSCX
Small Company Fund | Institutional Plus
Prospectus:
Trading Symbol	FOSBX